Warrant Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Warrant Liabilities [Abstract]
Schedule of Warrant Liabilities	Movement of the balances for Class A and Class C Warrants during during the six months ended June 30, 2023 are as follows:
	Class A	Class C
	Warrants	Warrants	Total
	(Unaudited)	(Unaudited)	(Unaudited)
	US$	US$	US$

At January 1, 2023	807,139	11,642,006	12,449,145
Changes in fair value	11,015,636	37,834,481	48,850,117

At June 30, 2023	11,822,775	49,476,487	61,299,262
	Public	Sponsor
	warrants	warrants	Total
	(Unaudited)	(Unaudited)	(Unaudited)
	US$	US$	US$

At January 1, 2024	1,388,313	451,495	1,839,808
Changes in fair value	178,497	58,050	236,547

At June 30, 2024	1,566,810	509,545	2,076,355
Movements of the balance of warrant liabilities during the years ended December 31, 2023 and 2022 are as follow:
	Class A	Class C	Public	Sponsor
	Warrants	Warrants	Warrants	Warrants	Total
	US$	US$	US$	US$	US$
At January 1, 2022	-	-	-	-	-
Issued during the year	845,593	11,642,006	-	-	12,487,599
Change in fair value	(38,454)	-	-	-	(38,454)

At December 31, 2022 and January 1, 2023	807,139	11,642,006	-	-	12,449,145

Issuance of warrants upon the Capital Reorganization	-	-	3,768,277	1,225,488	4,993,765
Change in fair value	11,242,507	39,707,978	(2,379,964)	(773,993)	47,796,528
Exercised during the year	-	(51,349,984)	-	-	(51,349,984)
Reclassified to equity upon Capital Reorganization	(12,049,646)	-	-	-	(12,049,646)

At December 31, 2023	-	-	1,388,313	451,495	1,839,808

Schedule of Inputs to the Models used to Determine the Fair Value of Class A Warrants	The following table lists the inputs to the models used to determine the fair value of Class A Warrants for the year ended December 31, 2022 and upon Capital Reorganization:
2022
Risk-free rate (%)	4.06 - 4.33
Volatility (%)	61 - 62
Dividend yield (%)	-
Upon Capital Reorganization
Risk-free rate (%)	4.76
Volatility (%)	63
Dividend yield (%)	-